Tradr 2X Short IREN Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$11,341,173
TOTAL NET ASSETS — 100.0%	$11,341,173

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	IREN, Ltd.	Pay	2.63% (OBFR01* - 100bps)	At Maturity	2/24/2027	$(31,508,905)	$-	$(7,495,500)
TOTAL EQUITY SWAP CONTRACTS								$(7,495,500)

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.